ACQUISITION (Tables)	12 Months Ended
Dec. 31, 2022
ACQUISITION
Schedule of purchase price allocation based on fair values of acquired assets and liabilities

		Amortization
		Period (in
	RMB	years)

Cash and cash equivalents	23,755
Restricted cash	13,867
Accounts receivable	2,370
Prepaid and other current assets	7,310
Property and equipment	1,468
Intangible assets:
Software	1,879
Tradename	3,190	Indefinite
Accreditation	693	10
Operating lease right-of-use asset	83,680
Other non-current assets	11,919
Total assets	150,131
Accounts payable	(44)
Accrued and other liabilities	(4,275)
Income tax payable, current	(4,887)
Deferred tax liabilities	(9,419)
Operating lease liability	(83,723)
Total liabilities	(102,348)
Gain on bargain purchase	(40,273)
Total purchase price	7,510